Note H - Interest Rate Swaps (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposit Assets, Total	$ 750	$ 350
Interest Rate Swap [Member]
Derivative Asset, Notional Amount	7,633	9,219
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net, Total	$ 459	$ 101